Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was authorized to issue 5,000,000,000 Ordinary Shares with a par value of $0.00001 each. On July 15, 2024, the Company effected a 1-for-4 forward split of its Ordinary Shares. As a result, the authorized share capital of the Company is US$50,000 divided into 20,000,000,000 Ordinary Shares, par value $0.0000025 per ordinary share. As of June 30, 2026 and December 31, 2025, 26,785,848 and 24,103,749 Ordinary Shares are issued and outstanding, respectively.

The Company believes that the share information should be accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Capital contributions

HUHU China was incorporated under the laws of the People’s Republic of China with a total registered capital of approximately $3.27 million (RMB 21,575,000). As of December 31, 2019, the Company received total capital contributions of approximately $1.16 million (RMB 8,000,000). During the years ended December 31, 2020 and 2021, the Company received capital contributions of $113,636 (RMB 790,000) and $461,041 (RMB 3,000,000), respectively. As of the date of this report, pursuant to the articles of incorporation of HUHU China, the remaining capital investment of approximately $1.54 million (RMB 9,785,000) shall be contributed in full before December 31, 2049.

Initial Public Offering

On October 23, 2024, the Company closed the initial public offering (the “IPO” or the “Offering”) of its 1,050,000 ordinary shares priced at $4.00 per share. The net proceeds to the Company from the IPO, after deducting the underwriting discount, the underwriters’ fees and expenses, and the Company’s estimated offering expenses, were approximately $2.4 million.

Pursuant to the Underwriting Agreement, the Company also granted the underwriters a 45-day option to purchase up to 157,500 Ordinary Shares at the Public Offering Price, less the underwriting discount, to cover over-allotment, if any (the “Over-Allotment Option”). On November 19, 2024, the Representative exercised the Over-Allotment Option partially to purchase an additional 123,413 Ordinary Shares. The Company received approximately $432,000 in net proceeds from the partial exercise of the Over-Allotment Option, after deducting underwriting discounts and other estimated expenses payable by the Company. The closing of the Over-Allotment Option took place on November 21, 2024 (the “Over-Allotment Closing”). Total net proceeds from the IPO and the overallotment were approximately $2.9 million.

Underwriter’s Warrants

In connection with closing of the IPO on October 23, 2024, the Company granted to the underwriter or its designated affiliates share purchase warrants (“Underwriter’s Warrants”) to purchase a number of Ordinary Shares equal to 58,670 Ordinary Shares sold in the IPO. Such warrants shall have an exercise price equal to 125% of the offering price of the Ordinary Shares sold in the IPO. The Underwriter Warrants will be exercisable during the four and half year period commencing six months from the commencement date of sales in the offering. The Company determined the Underwriter’s Warrants issued in connection with IPO was classified as equity, because they are indexed to its own shares and meet the requirements for the equity classification.

On July 15, 2025, the underwriter delivered an exercise notice to the Company for the cashless exercise of 8,916 warrants, resulting in the issuance of 2,646 shares of the Company’s ordinary shares.

On July 17, 2025, the underwriter delivered an exercise notice to the Company for the cashless exercise of 20,419 warrants, resulting in the issuance of 5,938 shares of the Company’s ordinary shares.

On September 19, 2025, the underwriter delivered an exercise notice to the Company for the cashless exercise of 29,335 warrants, resulting in the issuance of 5,938 shares of the Company’s ordinary shares.

Private placement

On May 5, 2026, the Company closed a registered direct offering of (i) 400,000 Ordinary Shares at US$1.50 per share and (ii) pre-funded warrants to purchase up to 1,600,000 Ordinary Shares at US$1.4999975 per warrant. The pre-funded warrants are immediately exercisable at US$0.0000025 per share. The Company received gross proceeds of approximately $3.0 million before deducting placement agent fees and other estimated offering expenses payable by the Company. The Company evaluated the pre-funded warrants and determined they meet the criteria for equity classification. Accordingly, the gross proceeds were allocated entirely to permanent equity. The 400,000 Ordinary Shares issued at closing are included in the weighted-average shares outstanding for both basic and diluted earnings per share (EPS). The 1,600,000 pre-funded warrants are immediately exercisable for a nominal consideration and are therefore also included in the computation of basic and diluted EPS from the issuance date.

Share-based Compensation

On November 28, 2024, the Board of Directors of HUHUTECH International Group Inc. approved and adopted an equity incentive plan (the “2024 Equity Incentive Plan”), which allowed for issuance of up to 2,000,000 Ordinary Shares to employees, non-employee directors, officers and consultants for services rendered to the Company.  On January 13, 2025, the Company issued 2,000,000 ordinary shares under 2024 Equity Incentive Plan. The fair value of the shares issued amounted to $8,800,000 based on a $4.4 share price on the approval date.

On October 23, 2025, the Board of Directors of HUHUTECH International Group Inc. approved and adopted an equity incentive plan (the “2025 Equity Incentive Plan”), which allowed for issuance of up to 2,300,000 Ordinary Shares to employees, non-employee directors, officers and consultants for services rendered to the Company. On November 11, 2025, the Company issued 910,000 ordinary shares under the 2025 Equity Incentive Plan. The fair value of the shares issued amounted to $9,555,000 based on a $10.5 share price on the approval date. On January 13, 2026, the Company issued remaining 1,390,000 ordinary shares under 2025 Equity Incentive Plan. The fair value of the shares issued amounted to $13,872,200 based on a $9.98 share price on the approval date.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the PRC must take appropriations from after-tax profits to non-distributive funds. These reserves include the general reserve and the development reserve.

The general reserve requires an annual appropriation of 10% of after-tax profits each year-end until the balance reaches 50% of a PRC company’s registered capital. The development reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve amounted to $343,077 and $343,077 as of June 30, 2026 and December 31, 2025.

Because the Company’s operating subsidiaries in the PRC can only pay distributions out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was $40,265,615 and $23,393,422 as of June 30, 2026 and December 31, 2025, respectively.